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Walthausen Small Cap Value Fund

Walthausen Small Cap Value Fund

Institutional Class Ticker WFICX

Investor Class Ticker WSCVX

Supplement dated December 15, 2022
to the Prospectus dated June 1, 2022

At a meeting of the Board of Trustees of Walthausen Funds (the “Trust”) on December 8, 2022, the Trustees of the Trust approved an interim investment advisory agreement with North Star Investment Management Corporation (“North Star”) under which North Star will assume responsibility as adviser to of the Walthausen Small Cap Value Fund (the “Fund”) on December 15, 2022. Therefore, all references to Walthausen & Co., LLC in the Fund’s prospectus are replaced with North Star. There is no change to the Fund’s investment strategy.

Accordingly, the following sections of the Fund’s prospectus have been supplemented or restated, as shown below.

The following replaces the “Fees and Expenses of the Fund” portion of the “Fund Summary” section of the Prospectus.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Walthausen Small Cap Value Fund	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses - Walthausen Small Cap Value Fund		Institutional Class	Investor Class
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		none	none
Other Expenses		0.45%	0.45%
Total Annual Fund Operating Expenses		1.45%	1.45%
Fee Waiver/Expense Reimbursement	[1]	0.47%	0.24%
Total Annual Operating Expenses After Fee Waiver		0.98%	1.21%
[1]	North Star Investment Management Corporation (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.98% of the average daily net assets of the Institutional Class Shares and 1.21% of Investor Class Shares until at least May 31, 2025, unless earlier terminated by the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) for any reason at any time.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Walthausen Small Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	100	312	650	1,606
Investor Class	123	384	720	1,670